USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE               LONG-TERM FUND, INTERMEDIATE-TERM FUND,
LOGO                          AND SHORT-TERM FUND

                        SUPPLEMENT DATED OCTOBER 5, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2001


Under the heading "Investment Policies," the following language has been inserted after the Derivatives section on page 6 of the Statement of Additional Information.

INVERSE FLOATING RATE SECURITIES

We may invest up to 5% of each Funds net assets (except the Tax Exempt Money Market Fund) in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Funds will seek to buy these securities at attractive values and yields that more than compensate the Funds for their higher price volatility and complex structure.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     29540-1001

USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                       CALIFORNIA BOND FUND
LOGO
                        SUPPLEMENT DATED OCTOBER 5, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2001


Under the heading "Investment Policies," the following language has been inserted after the Derivatives section on page 6 of the Statement of Additional Information.

INVERSE FLOATING RATE SECURITIES

We may invest up to 5% of the California Bond Funds net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for its higher price volatility and complex structure.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                      39544-100

USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                        NEW YORK BOND FUND
LOGO
                        SUPPLEMENT DATED OCTOBER 5, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2001


Under the heading "Investment Policies," the following language has been inserted after the Derivatives section on page 6 of the Statement of Additional Information.

INVERSE FLOATING RATE SECURITIES

We may invest up to 5% of the New York Bond Funds net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximatley two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for its higher price volatility and complex structure.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     39541-1001

USAA
EAGLE                      USAA TAX EXEMPT FUND, INC.
LOGO                         VIRGINIA BOND FUND

                        SUPPLEMENT DATED OCTOBER 5, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2001


Under the heading "Investment Policies," the following language has been inserted after the Derivatives section on page 6 of the Statement of Additional Information.

INVERSE FLOATING RATE SECURITIES

We may invest up to 5% of the Virginia Bond Funds net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for its higher price volatility and complex structure.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                     39542-1001